Subordinated Liabilities - Summary of Subordinated Liabilities - Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subordinated liabilities [line items]
Subordinated liabilities	£ 3,528	£ 3,601
Santander UK Group Holdings plc [member]
Subordinated liabilities [line items]
Subordinated liabilities	£ 1,142	£ 1,185
4.75% Subordinated Notes 2025 [member] | Santander UK Group Holdings plc [member]
Subordinated liabilities [line items]
Borrowings maturity	2025	2025
Subordinated liabilities	£ 763	£ 791
5.625% Subordinated Notes 2045 [member] | Santander UK Group Holdings plc [member]
Subordinated liabilities [line items]
Borrowings maturity	2045	2045
Subordinated liabilities	£ 379	£ 394